Long-Term Debt (Tables)	12 Months Ended
Jan. 03, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-Term Debt (in millions):	January 3, 2016	December 28, 2014
$750.0 million revolving credit facility, due December 2020, weighted average rate of 1.67% at January 3, 2016, and 1.24% at December 28, 2014	$150.5	$105.0
Term Loans due through March 2019, weighted average rate of 1.55% at January 3, 2016, and 1.28% at December 28, 2014	190.0	200.0
4.04% Senior Notes due September 2015	—	75.0
4.74% Senior Notes due September 2017	100.0	100.0
2.61% Senior Notes due December 2019	30.0	30.0
5.30% Senior Notes due September 2020	75.0	75.0
2.81% Senior Notes due November 2020	25.0	—
3.09% Senior Notes due December 2021	95.0	95.0
3.28% Senior Notes due November 2022	100.0	—
Other debt	—	14.7
Total long-debt	765.5	694.7
Current portion of long-term debt	(10.0)	(84.9)
Total long-term debt, net of current portion	$755.5	$609.8